May 4, 2016

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:    Document Control - EDGAR

RE:	RiverSource Account F
File Nos. 2-73114/811-3217
RiverSource Variable Retirement and Combination Retirement Annuities

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant’s Post-Effective Amendment No. 47 filed on April 27, 2016 and Post-Effective Amendment No. 48 filed on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary